Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	508,710,696	459,778,056
Common stock, shares outstanding	508,710,696	459,778,056